Expense Example - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - Fidelity Total International Equity Fund - Fidelity Total International Equity Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 107
3 years	345
5 years	604
10 years	$ 1,344